Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans, net (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Loans receivable from Xiaoying	$ 189,429,343	¥ 289,553,016	¥ 1,236,026,461
Accrued interest receivable	$ 1,787,483		¥ 11,663,331
Charges off policy of Loans receivables (in days)	60 days	180 days